Audit fees (Tables)	12 Months Ended
Dec. 31, 2024
Auditor fees [abstract]
Summary of audit and non-audit services

Fees of Group’s auditors
in EUR million	2024	2023	2022
Audit fees	33	29	27
Audit related fees	4	1
Total1 2	37	30	27
[1]    The Group’s auditors did not provide any non-audit services.
[2] The increase in fees was caused by fees for the limited assurance engagement on compliance of the Sustainability Statement with CSRD, one-off additional audit procedures and inflation.